Schedule I FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (1,018.0)	$ 237.9	$ 85.7
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of debt discount	33.5	31.9	47.5
Gain on convertible notes repurchase			(9.5)
Amortization Of Warrant Cost	3.4	7.6	7.6
Write-off of unamortized warrants cost for MEMC	91.9
Equity in loss (earnings) of affiliates	98.7	(250.8)	3.3
Gain on financial derivatives, net	93.0	49.8	8.0
Changes in operating assets and liabilities:
Amounts due from related parties	(18.7)	94.6	77.1
Advances to suppliers	(0.4)	(32.5)	(6.6)
Other current assets	(45.9)	(27.6)	(0.9)
Interest free loans to suppliers	53.0		16.7
(Increase) decrease in non-current assets	(7.2)	(6.0)	(6.3)
Other payables	45.9	16.0	0.2
Amounts due to related parties	49.0	(124.8)	(10.9)
Other long-term liabilities	20.3	6.1	1.6
Net cash provided by (used in) operating activities	93.3	(30.0)	292.9
Investing activities:
Purchase of investment securities			(200.0)
Net (payments) proceeds from redemption of financial derivatives	(104.8)	(39.3)	(15.5)
Decrease (increase) in restricted cash	(95.8)	(8.7)	(54.0)
Net cash used in investing activities	(567.5)	(238.6)	(441.9)
Financing activities:
Gross proceeds from issuance of ordinary shares			287.5
Offering expense incurred			(10.4)
Proceeds from issuance of convertible notes			50.0
Payment of convertible notes repurchase			(159.6)
Net cash provided by financing activities	102.1	303.0	479.4
Net increase (decrease) in cash and cash equivalents	(380.1)	39.3	325.4
Cash and cash equivalents at the beginning of the year	872.5	833.2	507.8
Cash and cash equivalents at the end of the year	492.4	872.5	833.2
SUNTECH POWER HOLDINGS CO., LTD.
Operating activities:
Net income (loss)	(1,018.6)	236.9	85.6
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of debt discount	33.5	32.0	47.5
Gain on convertible notes repurchase			(9.5)
Amortization Of Warrant Cost	3.4	7.6	7.6
Write-off of unamortized warrants cost for MEMC	91.9
Equity in loss (earnings) of affiliates	734.5	(304.5)	(145.8)
Gain on short-term investments			(0.8)
Gain on financial derivatives, net	(3.2)	(0.1)	(0.8)
Imputed interest income for loan to suppliers and long-term prepayment to suppliers		(1.2)	(1.2)
Amortization of imputed interest income		2.8	3.5
Changes in operating assets and liabilities:
Amounts due from related parties	(32.2)	(137.3)	(43.5)
Advances to suppliers	(0.1)		(0.3)
Other current assets			0.1
Interest free loans to suppliers	53.0	0.4	16.7
(Increase) decrease in non-current assets	(5.4)
Other payables	35.3	(0.5)	(2.9)
Amounts due to related parties	94.9	118.5	25.1
Other long-term liabilities	(0.2)		2.6
Net cash provided by (used in) operating activities	(13.2)	(45.4)	(16.1)
Investing activities:
Purchase of investment securities		(20.0)	(200.0)
Net (payments) proceeds from redemption of financial derivatives	9.2	(2.3)	(0.3)
Other net proceeds from investments		200.8
Decrease (increase) in restricted cash	6.2	(27.9)	20.3
Net cash used in investing activities	15.4	150.6	(180.0)
Financing activities:
Proceeds from exercise of stock options	2.2	0.7	1.4
Gross proceeds from issuance of ordinary shares			287.5
Offering expense incurred			(10.4)
Proceeds from issuance of convertible notes			50.0
Payment of convertible notes issuance expenses			(0.9)
Payment of convertible notes repurchase		(221.2)	(159.6)
Net cash provided by financing activities	2.2	(220.5)	168.0
Net increase (decrease) in cash and cash equivalents	4.4	(115.3)	(28.1)
Cash and cash equivalents at the beginning of the year	14.8	130.1	158.2
Cash and cash equivalents at the end of the year	$ 19.2	$ 14.8	$ 130.1